GOVERNMENT PARTICIPATION (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Sep. 30, 2021
Disclosure of Government Grants [Line Items]
Credited to non-financial assets	$ 14.6	$ 11.7
Credited to income	19.5	20.2
Total contributions	34.1	31.9
Government contributions relating to Covid-19	14.9	160.5
Non-financial assets, government contributions relating to Covid-19	1.3	33.1
Income, government contributions relating to Covid-19	$ 13.6	$ 127.4
Government of Canada
Disclosure of Government Grants [Line Items]
Notional amount			$ 190.0
Government of Québec
Disclosure of Government Grants [Line Items]
Notional amount			$ 150.0